Invesco Global Equity Portfolio Expense Example - Invesco Global Equity Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	870
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	518
Expense Example, with Redemption, 10 Years	1,166
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	$ 1,049